Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 40,977	$ 2,400,168	$ (2,577,138)	$ 190,898	$ 54,905
Balance, shares at Dec. 31, 2021		40,976,458
Net loss				757,381		757,381
Foreign currency translation, net tax					11,585	11,585
Balance at Dec. 31, 2022		$ 40,977	2,400,168	(1,819,757)	202,483	823,871
Balance, shares at Dec. 31, 2022		40,976,458
Net loss				(1,398,144)		(1,398,144)
Foreign currency translation, net tax					(82,832)	(82,832)
Issue of Shares		$ 133	398,867			399,000
Issue of Shares, shares		133,000
Balance at Dec. 31, 2023		$ 41,110	$ 2,799,035	$ (3,217,901)	$ 119,651	$ (258,105)
Balance, shares at Dec. 31, 2023		41,109,458